Financial liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities breakdown	Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
Lease liabilities	554	346
Borrowings	554	346
Royalty certificates	30,237	32,764
Other financial liabilities	30,237	32,764
Total non-current financial liabilities	30,790	33,110

Lease liabilities	1,302	1,101
Borrowings	1,302	1,101
Total current financial liabilities	1,302	1,101
Total financial liabilities	32,093	34,210

Disclosure of variation in lease liabilities	The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF JANUARY 1, 2025	2,363
(+) Increase	—
(-) Decrease	(241)
AS OF MARCH 31, 2025	2,122

AS OF DECEMBER 31, 2025	1,856
(+) Increase	—
(-) Decrease	(409)
AS OF MARCH 31, 2026	1,447

Disclosure of reconciliation of liabilities arising from financing activities	Changes in financial liabilities, excluding derivative instruments, are presented below as of March 31, 2025 and 2026:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos/Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertible notes	PGE	Lease liabilities	Royalty certificates	Total
AS OF JANUARY 1, 2025	23,370	46,401	21,574	2,488	2,363	13,023	109,218
Proceeds	—	—	—	—	—	—	—
Repayments	—	(3,705)	(2,188)	—	(230)	—	(6,122)
Interest paid	(563)	(1,019)	(361)	—	(19)	—	(1,962)
Non-cash changes: (gain)/loss on recognition or derecognition	—	—	(147)	—	—	—	(147)
Non-cash changes: interest expense and other	1,012	2,155	344	22	19	983	4,535
Non-cash changes: other fair value remeasurement	—	—	1,051	—	—	—	1,051
Non cash changes : Effect of the change in foreign currency exchange rates	—	—	—	—	(11)	—	(11)
AS OF MARCH 31, 2025	23,819	43,832	20,273	2,510	2,122	14,006	106,563
AS OF DECEMBER 31, 2025	—	—	—	—	1,856	30,237	32,093
Repayments	—	—	—	—	(412)	—	(412)
Interest paid	—	—	—	—	(13)	—	(13)
Non-cash changes: interest expense and other	—	—	—	—	13	2,527	2,540
Non cash changes : Effect of the change in foreign currency exchange rates	—	—	—	—	3	—	3
AS OF MARCH 31, 2026	—	—	—	—	1,447	32,764	34,210

Disclosure of changes in derivative instruments	Changes in derivative instruments are presented below:

(amounts in thousands of euros)	Kreos/Claret BSA	Kreos/Claret Minimal Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2025	1,166	3,620	4,786
(+) Increase in fair value	—	175	175
(-) Decrease in fair value	(145)	—	(145)
AS OF MARCH 31, 2025	1,021	3,795	4,816

AS OF DECEMBER 31, 2025	—	—	—
(+) Increase in fair value	—	—	—
(-) Decrease in fair value	—	—	—
(-) Repurchases	—	—	—
(-) Exercises	—	—	—
AS OF MARCH 31, 2026	—	—	—

Disclosure of remaining contractual maturities of non-derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2025 and March 31, 2026. The amounts are gross and undiscounted, and include contractual interest payments.

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Royalty certificates (1)	30,237	—	—	—	—	—
Lease liabilities	1,856	1,906	1,340	450	116	—
Total financial liabilities	32,093	1,906	1,340	450	116	—

(amounts in thousands of euros)	AS OF MARCH 31, 2026
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Royalty certificates (1)	32,764	—	—	—	—	—
Lease liabilities	1,447	1,482	1,127	250	104	—
Total financial liabilities	34,210	1,482	1,127	250	104	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.1 million in the aggregate. The royalty certificates were repurchased by the Group on May 7,
2026 and subsequently cancelled (see Note 3.3).

Disclosure of remaining contractual maturities of derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2025 and March 31, 2026. The amounts are gross and undiscounted, and include contractual interest payments.

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Royalty certificates (1)	30,237	—	—	—	—	—
Lease liabilities	1,856	1,906	1,340	450	116	—
Total financial liabilities	32,093	1,906	1,340	450	116	—

(amounts in thousands of euros)	AS OF MARCH 31, 2026
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Royalty certificates (1)	32,764	—	—	—	—	—
Lease liabilities	1,447	1,482	1,127	250	104	—
Total financial liabilities	34,210	1,482	1,127	250	104	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.1 million in the aggregate. The royalty certificates were repurchased by the Group on May 7,
2026 and subsequently cancelled (see Note 3.3).